Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Year	Apr. 30, 2011 Year
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	$ 314,736	$ 314,911
Useful Life, years	3
Gross Carrying Amount	310,751	294,685
Accumulated Amortization	(61,433)	(43,018)
Total	249,318	251,667
Trade Name
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	293,400	293,400
Copyrights
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets		175
Publishing Contracts
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	21,336	21,336
Customer Relationships
Intangible Assets by Major Class [Line Items]
Useful Life, minimum, years	5	5
Useful Life, maximum, years	25	25
Gross Carrying Amount	271,938	257,410
Accumulated Amortization	(32,398)	(17,962)
Total	239,540	239,448
Author Contracts
Intangible Assets by Major Class [Line Items]
Useful Life, years	10	10
Gross Carrying Amount	18,461	18,461
Accumulated Amortization	(17,049)	(15,204)
Total	1,412	3,257
Technology
Intangible Assets by Major Class [Line Items]
Useful Life, minimum, years	5	5
Useful Life, maximum, years	10	10
Gross Carrying Amount	5,850	5,850
Accumulated Amortization	(2,427)	(1,624)
Total	3,423	4,226
Distribution Contracts
Intangible Assets by Major Class [Line Items]
Useful Life, years	10	10
Gross Carrying Amount	8,325	8,325
Accumulated Amortization	(4,932)	(4,304)
Total	3,393	4,021
Other
Intangible Assets by Major Class [Line Items]
Useful Life, minimum, years	3	3
Useful Life, maximum, years	10	10
Gross Carrying Amount	6,178	4,639
Accumulated Amortization	(4,628)	(3,924)
Total	$ 1,550	$ 715